VONTOBEL FUNDS, INC.
                   1500 FOREST AVENUE, SUITE 223
                       RICHMOND, VA  23229



April 18, 2001



VIA EDGAR TRANSMISSION


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street
Washington, D.C.  20549

        RE:     Vontobel Funds, Inc.
                SEC File Nos. 2-78931/811-3551

Ladies and Gentlemen:

        On behalf of Vontobel Funds, Inc. (the "Company"), attached herewith for filing, please find Amendment No. 1 to the Company's Rule 24f-2 Notice on Form 24F-2 for the fiscal year ended December 31, 2000 ("Amendment No. 1"). This Amendment No. 1 is being filed to correct a discrepancy we noted in the Company's original Form 24F-2, which was filed with the Commission on March 19, 2001. No fees are due with this filing since the Company did not owe any registration fees to the Commission for the fiscal year ended December 31, 2000. Also, please note that the Company did file its Fomr 24F-2 on a timely basis (i.e., within 90 calendar days after its fiscal year end); however, additional information became available after such filing to make the Company feel that an amended filing was appropriate to correct some information inadvertently omitted from the initial filing.

        Questions concerning this filing may be directed to Terrance James Reilly at (215) 988-7815 or in his absnece, Steven M. Felsenstein at (215) 988-7837.

Very truly yours,


/s/ Terrance James Reilly
Terrance James Reilly







                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                 AMENDMENT NO. 1
                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



1.   Name and address of issuer:

         Vontobel Funds, Inc.
         1500 Forest Avenue, Suite 223
         Richmond, VA  23229

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]



3.   Investment Company Act File Number:  811-3551

     Securities Act File Number:  2-78931




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4.   (a)  Last day of fiscal year for which this notice is filed: December 31,
2000


     (b) [ ] Check box if this Form is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year).
     (c) [ ] Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fee:




        (i)      Aggregate sale price of securities sold during the fiscal
                 year pursuant to section 24(f):                 $241,353,284
                                                               --------------

       (ii)      Aggregate price of securities redeemed or repurchased
                 during the fiscal year:                         $220,643,413
                                                                --------------

      (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission $129,183,803
                                                                 --------------

       (iv)      Total available redemption credits
                 [add Items 5(ii) and 5(iii)]:                    $349,827,216


        (v)      Net sales - if Item 5(i) is greater than Item 5(iv)
                 [subtract Item 5(iv) from Item 5(i)]:            $   0.00
                                                                   -----------

       (vi)      Redemption credits available for use in future years
                 - if Item 5(i) is less than Item 5(iv) [subtract Item
                 5(iv) from Item 5(i)]:                          $-108,473,932

      (vii)      Multiplier for determining registration fee:  x       .000250
                                                                ---------------

     (viii)      Registration fee due [multiply Item 5(v)
                 by Item 5(vii):                               =   $     0.00
                                                               ---------------

6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: n/a . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: n/a .

7.   Interest due - if this Form is being filed more than 90 days after the end
     of the issuer's fiscal year:                                 +   $0.00
                                                                 --------------

8.   Total of the amount of the registration fee due plus any interest due
     [line 5(viii) plus line 7]:                                =   $  0.00
                                                                --------------


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: N/A


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




         Method of Delivery:

            [ ] Wire Transfer
            [ ] Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.


By    /s/ Darryl S. Peay
      ------------------------------------------
      Assistant Secretary
      ------------------------------------------

      ------------------------------------------

Date  April 18, 2001


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